UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JQC

Nuveen Credit Strategies Income Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 154.1% (93.8% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 119.3% (72.6% of Total Investments) (4)

	Aerospace & Defense – 0.4% (0.2% of Total Investments)

$4,269	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$4,299,411

	Airlines – 1.4% (0.9% of Total Investments)

7,369	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	7,327,301
10,548	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	10,554,477
17,917	Total Airlines				17,881,778

	Automobiles – 3.4% (2.0% of Total Investments)

4,521	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	4,518,340
21,143	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	21,092,559
15,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	15,560,497
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,905,000
43,459	Total Automobiles				43,076,396

	Capital Markets – 1.0% (0.6% of Total Investments)

12,967	RPI Finance Trust, Term Loan B4	3.500%	11/09/20	Baa2	12,944,372

	Chemicals – 5.5% (3.4% of Total Investments)

17,022	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	16,869,681
5,399	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	5,338,061
34,413	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	33,921,859
14,700	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB–	14,681,802
71,534	Total Chemicals				70,811,403

	Commercial Services & Supplies – 1.7% (1.1% of Total Investments)

9,364	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	9,262,450
34,860	Millennium Laboratories, Inc., Tranche B, Term Loan, (5)	5.250%	4/16/21	D	12,811,188
44,224	Total Commercial Services & Supplies				22,073,638

	Communications Equipment – 1.5% (0.9% of Total Investments)

3,296	Avaya, Inc., Term Loan B3	4.823%	10/26/17	B1	2,718,859
1,896	Commscope, Inc., Term Loan B, First Lien	3.750%	12/29/22	BB	1,896,426
14,782	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB	14,707,944
19,974	Total Communications Equipment				19,323,229

	Consumer Finance – 4.0% (2.4% of Total Investments)

23,173	First Data Corporation, Second New Dollar, Term Loan	3.697%	3/24/17	BB	23,172,821
21,000	First Data Corporation, Term Loan	3.697%	3/23/18	BB	20,879,691
7,000	First Data Corporation, Term Loan B1, Second Lien, (DD1)	3.697%	9/24/18	BB	6,962,816
51,173	Total Consumer Finance				51,015,328

	Containers & Packaging – 1.5% (0.9% of Total Investments)

2,000	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB–	2,006,112
17,641	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	17,689,722
19,641	Total Containers & Packaging				19,695,834

	Diversified Consumer Services – 4.2% (2.6% of Total Investments)

10,244	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	10,199,337
25,879	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	25,961,741
651	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	562,576

Nuveen Investments	1

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	Diversified Consumer Services (continued)

$17,187	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	$17,212,894
53,961	Total Diversified Consumer Services				53,936,548

	Diversified Telecommunication Services – 5.2% (3.2% of Total Investments)

2,279	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB–	2,213,407
7,382	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	7,385,583
16,429	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	16,221,775
15,161	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	14,937,405
9,770	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB–	9,625,946
16,069	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB–	15,831,243
67,090	Total Diversified Telecommunication Services				66,215,359

	Energy Equipment & Services – 0.4% (0.3% of Total Investments)

6,025	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	3,509,759
6,339	Vantage Drilling Company, Term Loan B, (5)	5.750%	3/28/19	D	1,891,073
12,364	Total Energy Equipment & Services				5,400,832

	Food & Staples Retailing – 5.0% (3.0% of Total Investments)

13,267	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB–	13,270,762
28,788	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	28,825,430
12,784	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	12,670,769
7,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	7,327,500
1,944	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	1,943,737
64,283	Total Food & Staples Retailing				64,038,198

	Food Products – 3.4% (2.1% of Total Investments)

11,670	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	N/R	11,644,497
32,217	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	32,263,798
43,887	Total Food Products				43,908,295

	Health Care Equipment & Supplies – 4.6% (2.8% of Total Investments)

9,975	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	Ba2	9,970,840
15,552	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	15,570,982
9,380	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	8,957,469
11,672	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	10,883,876
13,500	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	13,432,500
60,079	Total Health Care Equipment & Supplies				58,815,667

	Health Care Providers & Services – 3.6% (2.2% of Total Investments)

437	Community Health Systems, Inc., Term Loan F	3.575%	12/31/18	BB	436,278
7,567	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	7,544,220
15,139	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	15,118,925
14,986	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	15,066,718
8,317	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	8,192,720
46,446	Total Health Care Providers & Services				46,358,861

	Hotels, Restaurants & Leisure – 7.4% (4.5% of Total Investments)

34,508	Burger King Corporation, Term Loan B, (DD1)	3.750%	12/10/21	Ba3	34,563,032
1,666	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	1,665,704
6,489	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB–	6,504,282
12,967	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	12,912,790
6,381	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB+	6,378,174
8,842	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	8,662,891
7,444	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	7,289,061
16,313	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	16,333,107
94,610	Total Hotels, Restaurants & Leisure				94,309,041

	Household Durables – 0.9% (0.6% of Total Investments)

11,956	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	11,974,319

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Insurance – 0.8% (0.5% of Total Investments)

$10,781	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	$10,544,994

	Internet & Catalog Retail – 2.3% (1.4% of Total Investments)

29,795	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	29,633,501

	Internet Software & Services – 3.6% (2.2% of Total Investments)

36,578	Sabre Inc., Term Loan	4.000%	2/19/19	Ba3	36,619,261
9,950	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	9,452,500
46,528	Total Internet Software & Services				46,071,761

	IT Services – 0.2% (0.1% of Total Investments)

2,895	Zayo Group LLC, Term Loan B	3.750%	5/06/21	BB–	2,893,183

	Leisure Products – 0.5% (0.3% of Total Investments)

4,022	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	4,016,026
2,574	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	2,575,544
6,596	Total Leisure Products				6,591,570

	Machinery – 0.5% (0.3% of Total Investments)

5,880	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	5,821,200

	Media – 12.0% (7.3% of Total Investments)

7,382	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	7,363,606
3,613	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	3,531,856
2,950	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,752,719
1,235	Clear Channel Communications, Inc., Tranche D, Term Loan	6.938%	1/30/19	CCC+	1,038,161
1,358	Clear Channel Communications, Inc.,Term Loan E	7.688%	7/30/19	CCC+	1,154,119
33,847	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B2	28,875,438
29,667	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	29,679,187
19,019	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	19,039,042
12,000	Numericable Group S.A., Term Loan, (WI/DD)	TBD	TBD	B+	11,878,128
6,599	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	6,541,433
32,062	Tribune Company, Term Loan B	3.750%	12/27/20	BB+	32,041,798
4,268	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	4,241,768
5,190	Virgin Media Investment Holdings, Term Loan F, First Lien	3.500%	6/30/23	BB–	5,159,647
159,190	Total Media				153,296,902

	Multiline Retail – 1.5% (0.9% of Total Investments)

16,040	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BB+	16,087,053
2,840	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BB+	2,848,137
18,880	Total Multiline Retail				18,935,190

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

1,166	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	949,900
5,115	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,936,045
3,644	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	2,414,209
9,925	Total Oil, Gas & Consumable Fuels				5,300,154

	Pharmaceuticals – 4.9% (3.0% of Total Investments)

4,500	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	4,436,438
36,203	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	35,780,665
12,712	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	BB	11,847,679
4,053	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	Ba1	3,776,639
7,234	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan C2	3.750%	12/11/19	Ba1	6,785,043
64,702	Total Pharmaceuticals				62,626,464

	Professional Services – 0.1% (0.0% of Total Investments)

928	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	855,648

Nuveen Investments	3

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Real Estate Investment Trust – 5.8% (3.5% of Total Investments)

$28,927	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BBB–	$27,360,582
25,304	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	Ba3	25,936,745
17,094	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	17,102,187
4,161	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	3,834,719
75,486	Total Real Estate Investment Trust				74,234,233

	Real Estate Management & Development – 1.7% (1.0% of Total Investments)

21,482	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	21,518,107

	Semiconductors & Semiconductor Equipment – 5.3% (3.2% of Total Investments)

32,624	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB	32,653,098
35,103	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	N/R	35,115,570
67,727	Total Semiconductors & Semiconductor Equipment				67,768,668

	Software – 15.9% (9.6% of Total Investments)

4,123	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	4,068,956
31,860	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	28,787,653
10,751	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	10,262,550
28,375	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	28,372,170
16,893	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	16,815,890
24,515	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	23,905,362
6,500	Informatica Corp.,Term Loan B	4.500%	8/05/22	B	6,438,386
18,169	Kronos Incorporated, Initial Term Loan, Second Lien	9.750%	4/30/20	CCC	18,433,351
9,081	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	9,083,845
1,567	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,567,011
15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	CCC+	16,212,495
13,303	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	13,359,613
2,058	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	2,067,103
4,794	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	4,796,696
10,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/27/17	CCC+	10,035,000
8,445	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	8,513,800
205,434	Total Software				202,719,881

	Specialty Retail – 5.0% (3.0% of Total Investments)

7,447	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	BB–	7,465,924
1,656	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	1,614,847
2,848	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	Ba2	2,850,879
39,529	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	39,569,369
12,400	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	12,356,600
63,880	Total Specialty Retail				63,857,619

	Technology Hardware, Storage & Peripherals – 2.4% (1.5% of Total Investments)

30,533	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	30,570,216

	Trading Companies & Distributors – 1.3% (0.8% of Total Investments)

17,124	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB–	17,096,928
$1,577,600	Total Variable Rate Senior Loan Interests (cost $1,570,219,526)				1,526,414,728

Shares	Description (1)				Value

	COMMON STOCKS – 6.6% (4.0% of Total Investments)

	Aerospace & Defense – 0.1% (0.0% of Total Investments)

43,840	Airbus Group NV, (7)				$757,994

	Airlines – 0.1% (0.1% of Total Investments)

14,156	Ryanair Holdings PLC				1,106,860

4	Nuveen Investments

Shares	Description (1)	Value

	Auto Components – 0.0% (0.0% of Total Investments)

3,110	Autoliv Inc.	$377,056

	Automobiles – 0.3% (0.2% of Total Investments)

14,217	Daimler AG, (7)	1,234,036
46,879	Fiat Chrysler Automobiles NV, (6)	686,309
13,835	Toyota Motor Corporation, Sponsored ADR	1,696,448
	Total Automobiles	3,616,793

	Banks – 0.6% (0.4% of Total Investments)

9,757	Bank of Nova Scotia	458,384
45,658	Barclays PLC	649,713
37,219	BNP Paribas SA, (7)	1,131,085
39,214	ING Groep N.V	567,427
62,519	Lloyds TSB Group PLC	286,337
213,174	Mitsubishi UFJ Financial Group Inc.	1,379,236
28,242	National Australia Bank Limited, (7)	303,319
79,568	Royal Bank of Scotland Group PLC, (6)	770,218
101,497	Societe Generale, (7)	948,753
137,560	Sumitomo Mitsui Financial Group, Inc.	1,097,729
	Total Banks	7,592,201

	Beverages – 0.1% (0.0% of Total Investments)

40,011	Embotelladora Andina SA	882,243

	Biotechnology – 0.1% (0.0% of Total Investments)

25,163	Grifols SA	875,924

	Capital Markets – 0.2% (0.1% of Total Investments)

35,111	Credit Suisse Group	877,775
77,530	Julius Baer Holding Limited Zurich AG, (7)	764,446
142,553	Nomura Holdings Inc.	896,658
	Total Capital Markets	2,538,879

	Diversified Consumer Services – 0.8% (0.5% of Total Investments)

403,318	Cengage Learning Holdings II LP, (6), (7)	9,982,121

	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)

17,022	BT Group PLC	1,219,967
23,932	Chunghwa Telecom Co., Ltd	733,276
38,300	Deutsche Telekom AG, (7)	714,678
26,929	Nippon Telegraph and Telephone Corporation, ADR	989,102
18,391	PT Telekomunikasi Indonesia	731,226
40,312	Spark New Zealand Limited, (7)	456,332
37,616	Telstra Corporation Limited, (7)	722,227
	Total Diversified Telecommunication Services	5,566,808

	Electric Utilities – 0.1% (0.0% of Total Investments)

38,396	Korea Electric Power Corporation	860,070

	Electronic Equipment, Instruments & Components – 0.0% (0.0% of Total Investments)

59,139	Celestica Inc., (6)	663,540

	Food & Staples Retailing – 0.1% (0.1% of Total Investments)

47,564	Delhaize America Inc.	1,104,436
114,708	Metro AG, (7)	697,425
	Total Food & Staples Retailing	1,801,861

	Food Products – 0.0% (0.0% of Total Investments)
9,263	Nestle S.A, (7)	706,026
613	Orkla ASA	5,195
	Total Food Products	711,221

Nuveen Investments	5

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

19,375	Carnival Corporation	$1,080,156
32,171	China Lodging Group Limited, (6)	943,254
	Total Hotels, Restaurants & Leisure	2,023,410

	Household Products – 0.1% (0.1% of Total Investments)

57,087	Reckitt and Benckiser, (7)	1,131,464

	Independent Power & Renewable Electricity Producers – 0.1% (0.0% of Total Investments)

17,748	Huaneng Power International Inc.	778,960

	Industrial Conglomerates – 0.1% (0.1% of Total Investments)

11,672	Siemens AG, Sponsored ADR, (7)	1,173,853

	Insurance – 0.3% (0.2% of Total Investments)

76,504	Allinaz S.E, (7)	1,342,645
27,505	AXA-UAP, (7)	734,384
47,623	Muenchener Ruekversicherung-Gesellschaft AG (MunichRe), (7)	950,317
24,713	Sun Life Financial Inc.	833,075
	Total Insurance	3,860,421

	Internet Software & Services – 0.1% (0.0% of Total Investments)

5,488	Netease.com, Inc.	793,181

	IT Services – 0.1% (0.0% of Total Investments)

27,955	WNS Holdings Limited, (6)	952,427

	Life Sciences Tools & Services – 0.1% (0.0% of Total Investments)

12,205	ICON plc, (6)	779,533

	Marine – 0.0% (0.0% of Total Investments)

44,201	Costamare Inc., (6)	621,908

	Media – 0.1% (0.1% of Total Investments)

2,174	Cumulus Media, Inc., (6)	998
35,329	Publicis Groupe, (7)	573,743
22,352	Tribune Media Company	901,456
17,987	Tribune Media Company, (8)	—
5,588	Tribune Publishing Company	52,751
	Total Media	1,528,948

	Metals & Mining – 0.1% (0.1% of Total Investments)

120,977	Alumina Limited, (7)	367,770
77,871	Compania De Minas Buenaventura	499,153
54,721	Newcrest Mining Limited, (7)	480,450
	Total Metals & Mining	1,347,373

	Multi-Utilities – 0.1% (0.1% of Total Investments)

15,544	E.ON SE, (7)	164,788
46,099	Veolia Environment S.A., ADR, (7)	1,071,802
	Total Multi-Utilities	1,236,590

	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)

37,712	BP PLC	1,346,318
100,436	Capital Product Partners LP	744,231
25,505	Royal Dutch Shell PLC, Class A	1,337,992
19,416	Royal Dutch Shell PLC, Class B Shares	1,023,029
23,098	Sasol Ltd	742,832
44,526	Statoil ASA	719,540
28,980	Total SA, Sponsored ADR	1,397,705
	Total Oil, Gas & Consumable Fuels	7,311,647

6	Nuveen Investments

Shares	Description (1)	Value

	Paper & Forest Products – 0.1% (0.0% of Total Investments)

55,267	Fibria Celulose S.A	$747,210

	Personal Products – 0.1% (0.1% of Total Investments)

24,862	Unilever PLC	1,105,116

	Pharmaceuticals – 0.7% (0.4% of Total Investments)

37,370	AstraZeneca PLC	1,191,729
12,260	Doctor Reddy’s Laboratories Limited	794,325
9,975	Endo International PLC, (6)	598,400
5,596	Novartis AG, Sponsored ADR	506,046
29,475	Novo-Nordisk A/S	1,567,481
52,818	Roche Holdings AG, Sponsored ADR, (7)	1,791,058
30,063	Sanofi-Aventis	1,513,371
5,144	Shire plc, ADR	1,167,945
	Total Pharmaceuticals	9,130,355

	Semiconductors & Semiconductor Equipment – 0.2% (0.1% of Total Investments)

56,540	Infineon Technologies AG, (7)	701,096
21,135	Mellanox Technologies, Limited, (6)	995,670
7,840	NXP Semiconductors NV, (6)	614,264
56,045	Tower Semiconductor, Limited, (6)	748,761
	Total Semiconductors & Semiconductor Equipment	3,059,791

	Software – 0.1% (0.1% of Total Investments)

9,757	Check Point Software Technology Limited, (6)	828,760
25,914	Nintendo Co., LTD., ADR, (7)	523,981
	Total Software	1,352,741

	Specialty Retail – 0.1% (0.1% of Total Investments)

59,332	Industria de Diseno Textil SA, Inditex, (7)	1,117,643

	Technology Hardware, Storage & Peripherals – 0.1% (0.0% of Total Investments)

54,186	Logitech International SA	799,785

	Textiles, Apparel & Luxury Goods – 0.0% (0.0% of Total Investments)

8,530	Luxottica Group SpA	598,465

	Tobacco – 0.1% (0.1% of Total Investments)

12,507	British American Tobacco PLC	1,477,077

	Trading Companies & Distributors – 0.1% (0.0% of Total Investments)

18,487	AerCap Holdings N.V, (6)	767,211

	Transportation Infrastructure – 0.1% (0.1% of Total Investments)

9,468	Grupo Aeroportuario del Pacifico S.A.B. de CV	862,251
4,902	Grupo Aeroportuario del Sureste SA de CV	758,535
	Total Transportation Infrastructure	1,620,786

	Wireless Telecommunication Services – 0.1% (0.1% of Total Investments)

88,463	KDDI Corporation, (7)	1,067,748
43,403	NTT DoCoMo Inc.	852,001
	Total Wireless Telecommunication Services	1,919,749
	Total Common Stocks (cost $85,049,514)	84,569,215

Shares	Description (1), (10)	Value

	EXCHANGE-TRADED FUNDS – 0.8% (0.5% of Total Investments)

113,500	iShares iBoxx $ High Yield Corporate Bond ETF	$9,712,195
	Total Exchange-Traded Funds (cost $10,001,749)	9,712,195

Nuveen Investments	7

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.5% (0.3% of Total Investments)

	Diversified Telecommunication Services – 0.5% (0.3% of Total Investments)

60,000	Frontier Communications Corporation	11.125%		N/R	$5,947,800
	Total Convertible Preferred Securities (cost $5,912,528)				5,947,800

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 26.9% (16.4% of Total Investments)

	Chemicals – 0.5% (0.3% of Total Investments)

$7,500	Hexion Inc., (9)	6.625%	4/15/20	B3	$6,356,250

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	3,885,375

	Communications Equipment – 2.2% (1.3% of Total Investments)

19,000	Avaya Inc., 144A, (9)	7.000%	4/01/19	B1	15,437,500
10,000	Avaya Inc., 144A	10.500%	3/01/21	CCC+	3,875,000
8,510	CommScope Technologies Finance LLC, 144A, (9)	6.000%	6/15/25	B	8,637,650
37,510	Total Communications Equipment				27,950,150

	Diversified Financial Services – 0.4% (0.2% of Total Investments)

5,015	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	5,278,288

	Diversified Telecommunication Services – 3.1% (1.9% of Total Investments)

4,660	Frontier Communications Corporation, 144A	10.500%	9/15/22	BB	4,834,750
10,000	Frontier Communications Corporation, (9)	6.250%	9/15/21	BB	8,930,000
6,000	Frontier Communications Corporation	6.875%	1/15/25	BB	5,184,582
11,800	IntelSat Limited	7.750%	6/01/21	CCC+	6,962,000
23,355	IntelSat Limited, (9)	8.125%	6/01/23	CCC+	13,837,838
55,815	Total Diversified Telecommunication Services				39,749,170

	Electronic Equipment, Instruments & Components – 1.3% (0.8% of Total Investments)

14,500	Zebra Technologies Corporation, (9)	7.250%	10/15/22	B+	15,823,125

	Food & Staples Retailing – 0.4% (0.3% of Total Investments)

5,000	Rite Aid Corporation, 144A	6.125%	4/01/23	B	5,387,500

	Health Care Equipment & Supplies – 1.7% (1.0% of Total Investments)

15,460	Tenet Healthcare Corporation	8.125%	4/01/22	B3	16,348,950
5,600	Tenet Healthcare Corporation	6.750%	6/15/23	B3	5,558,000
21,060	Total Health Care Equipment & Supplies				21,906,950

	Health Care Providers & Services – 1.8% (1.1% of Total Investments)

10,000	Community Health Systems, Inc., (9)	6.875%	2/01/22	B+	10,075,000
12,500	DJO Finco Inc / DJO Finance LLC / DJO Finance Corporation, 144A	8.125%	6/15/21	CCC+	12,406,250
22,500	Total Health Care Providers & Services				22,481,250

	Hotels, Restaurants & Leisure – 1.6% (1.0% of Total Investments)

4,250	Scientific Games Corporation, 144A	7.000%	1/01/22	BB–	4,271,250
18,750	Scientific Games International Inc.	10.000%	12/01/22	B	16,593,750
23,000	Total Hotels, Restaurants & Leisure				20,865,000

	Media – 3.5% (2.1% of Total Investments)

2,500	Affinion Investments LLC	13.500%	8/15/18	CCC–	1,125,000
6,860	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	6,942,320
10,609	Clear Channel Communications, Inc., (9)	9.000%	12/15/19	CCC+	8,977,866
40,207	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	16,484,952
300	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	246,750
10,000	McGraw–Hill Global Education Holdings, (9)	9.750%	4/01/21	BB	10,950,000
70,476	Total Media				44,726,888

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Multiline Retail – 0.6% (0.4% of Total Investments)

$7,375	Family Tree Escrow LLC, 144A, (9)	5.750%	3/01/23	Ba3	$7,771,406

	Pharmaceuticals – 0.7% (0.4% of Total Investments)

3,600	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	7/15/23	B1	3,600,000
5,350	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	2/01/25	B1	5,309,874
8,950	Total Pharmaceuticals				8,909,874

	Real Estate Investment Trust – 1.0% (0.6% of Total Investments)

13,950	Communications Sales & Leasing Inc., (9)	8.250%	10/15/23	BB	12,896,775

	Semiconductors & Semiconductor Equipment – 0.8% (0.5% of Total Investments)

14,000	Advanced Micro Devices, Inc., (9)	7.000%	7/01/24	B–	9,800,000

	Software – 0.5% (0.3% of Total Investments)

2,830	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	2,730,950
5,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	3,868,750
7,830	Total Software				6,599,700

	Specialty Retail – 0.7% (0.4% of Total Investments)

9,500	Claires Stores, Inc., 144A, (9)	9.000%	3/15/19	B3	7,766,250
1,200	Claires Stores, Inc.	10.500%	6/01/17	CC	720,000
10,700	Total Specialty Retail				8,486,250

	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)

4,650	HD Supply Inc.	11.500%	7/15/20	B–	5,260,313

	Wireless Telecommunication Services – 5.4% (3.3% of Total Investments)

12,000	Altice Financing SA, 144A, (9)	6.625%	2/15/23	BB–	12,030,000
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,296,875
41,000	Sprint Corporation, (9)	7.875%	9/15/23	B+	37,925,000
5,000	T–Mobile USA Inc.	6.250%	4/01/21	BB	5,162,000
12,000	T–Mobile USA Inc., (9)	6.375%	3/01/25	BB	12,030,000
72,500	Total Wireless Telecommunication Services				69,443,875
$406,231	Total Corporate Bonds (cost $401,559,383)				343,578,139
	Total Long–Term Investments (cost $2,072,742,700)				1,970,222,077

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 10.2% (6.2% of Total Investments)

	REPURCHASE AGREEMENTS – 10.2% (6.2% of Total Investments)

$130,921	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $130,921,103, collateralized by: $22,910,000 U.S. Treasury Bonds, 9.875% due 11/15/15, value $24,026,863; $34,000,000 U.S. Treasury Notes, 3.250% due 6/30/16, value $35,020,000; $37,130,000 U.S. Treasury Notes, 0.500% due 7/31/16, value $37,222,825; $2,360,000 U.S. Treasury Notes, 0.625% due 10/15/16, value $2,364,937; $33,300,000 U.S. Treasury Notes, 0.750% due 12/31/17, value $33,328,172; $1,555,000 U.S. Treasury Notes, 1.375% due 6/30/18, value $1,578,246	0.000%	11/02/15		$130,921,103
	Total Short-Term Investments (cost $130,921,103)				130,921,103
	Total Investments (cost $2,203,663,803) – 164.3%				2,101,143,180
	Borrowings – (50.0)% (11), (12)				(640,000,000)
	Reverse Repurchase Agreements – (12.6)% (13)				(160,596,481)
	Other Assets Less Liabilities – (1.7)%				(21,495,493)
	Net Assets Applicable to Common Shares – 100%				$1,279,051,206

Nuveen Investments	9

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,526,414,728	$—		$1,526,414,728
Common Stocks	52,958,031	31,611,184	—	*	84,569,215
Exchange-Traded Funds	9,712,195	—	—		9,712,195
Convertible Preferred Securities	5,947,800	—	—		5,947,800
Corporate Bonds	—	343,578,139	—		343,578,139

Short-Term Investments:
Repurchase Agreements	—	130,921,103	—		130,921,103
Total	$68,618,026	$2,032,525,154	$—	*	$2,101,143,180
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments was $2,206,585,570.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$14,344,793
Depreciation	(119,787,183)
Net unrealized appreciation (depreciation) of investments	$(105,442,390)

10	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(10)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(11)	Borrowings as a percentage of Total Investments is 30.5%.

(12)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or reverse repurchase agreements, when applicable) as collateral for borrowings.

(13)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.6%

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

ADR	American Depositary Receipt.

Nuveen Investments	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015